Debt- Short-term Debt and Current Portion of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 12, 2021	Dec. 31, 2020	May 13, 2020	May 02, 2020
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	$ 183		$ 5,368
1% Paycheck Protection Program Loan, due May 13, 2022 | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	0		$ 2,000	$ 2,000
Interest rate (as a percent)			1.00%	1.00%
Small Business Administration Loan [Member] | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	0		$ 2,993		$ 2,993
Interest rate (as a percent)			1.00%		1.00%
Paycheck Protection Program Loan due October 2026 | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	$ 183	$ 183	$ 0
Interest rate (as a percent)	1.00%	1.00%
Term Loan | Notes Payable to Banks
Short-term Debt [Line Items]
Short-term debt and current portion of long-term debt	$ 0		$ 375